Dissagreggated Revenue	12 Months Ended
Dec. 31, 2023
Dissagreggated Revenue [Abstract]
DISSAGREGGATED REVENUE

13. DISSAGREGGATED REVENUE

The following table shows disaggregated revenue by major product categories for the years ended December 31, 2021, 2022, and 2023, respectively:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Sale of private-labelled apparel products	237,282,262	336,306,554	156,316,352	20,012,592
Retail sale of own-branded apparel products	3,254,265	11,145,014	17,886,275	2,289,912
Total	240,536,527	347,451,568	174,202,627	22,302,504

The following table shows disaggregated cost of revenues by major product categories for the years ended December 31, 2021, 2022, and 2023, respectively:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Sale of private-labelled apparel products	216,523,165	301,429,220	134,239,759	17,186,208
Retail sale of own-branded apparel products	1,420,257	4,187,387	4,914,557	629,193
Total	217,943,422	305,616,607	139,154,316	17,815,401

The following table sets forth a breakdown of our gross profit and gross profit margin for years ended December 31, 2021, 2022, and 2023:

	For the year ended December 31, 2023
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%

	For the year ended December 31, 2022
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	336,306,554	301,429,220	34,877,334	10.4%
Own-branded apparel products	11,145,014	4,187,387	6,957,627	62.4%
Total	347,451,568	305,616,607	41,834,961	12.0%

	For the year ended December 31, 2021
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	237,282,262	216,523,165	20,759,097	8.7%
Own-branded apparel products	3,254,265	1,420,257	1,834,008	56.4%
Total	240,536,527	217,943,422	22,593,105	9.4%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Geographical locations:
The United States and Canada	235,568,451	328,293,299	132,124,783	16,915,437
The UK	3,080,163	11,145,014	17,898,073	2,291,423
Others	1,887,913	8,013,255	24,179,771	3,095,644
Total	240,536,527	347,451,568	174,202,627	22,302,504